PIMCO REALPATH Blend 2055 Fund Expense Example - PIMCO REALPATH Blend 2055 Fund	Jun. 30, 2026 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 16
Expense Example, with Redemption, 3 Years	51
Expense Example, with Redemption, 5 Years	89
Expense Example, with Redemption, 10 Years	204
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	608
Expense Example, with Redemption, 3 Years	734
Expense Example, with Redemption, 5 Years	871
Expense Example, with Redemption, 10 Years	$ 1,269